Summary of Material Accounting Policies - Schedule of Property, Plant, and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Profit (loss) before tax	$ (170)	$ 1,084	$ 1,532
Building and leasehold/land improvements | Change In Accounting Estimate
Disclosure of detailed information about property, plant and equipment [line items]
Profit (loss) before tax		$ 76
Computers
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	5 years
Maximum | Building and leasehold/land improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)		50 years
Maximum | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	10 years
Minimum | Building and leasehold/land improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)		26 years
Minimum | Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	2 years